Impairment Loss (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013 item	Dec. 31, 2012	Jul. 16, 2014 item
Impairment Loss
Impairment loss	$ 75,776	$ 19,004	$ 129,630
Number of vessels sold		7
Vessel
Impairment Loss
Impairment loss	(75,776)	0	129,600
Number of vessels on which impairment loss is recorded	8	0	13
Number of vessels whose charterparties were revised	8
ZIM
Impairment Loss
Impairment loss		19,000
Number of vessels whose charterparties were revised	6			6
Unsecured notes maturity term	9 years
Receivable		$ 25,765